Financial risk management - Summary of Financial Instruments Exposed to Credit Risk by Economic Sectors (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 84,649,834	S/ 68,414,343
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	86,904,807	69,309,979
Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,438,026	1,772,313
Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	17,902,352	14,010,029
Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,373,548	1,125,722
Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	65,190,881	52,401,915
Impairment allowance for loans
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	(2,984,851)	(1,394,779)
Accrued interest [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	729,878	499,143
BCRP | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,929,132	8,556,725
BCRP | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,283,727	1,483,496
BCRP | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	14,645,405	7,073,229
Consumer loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	12,250,752	13,630,007
Consumer loans [member] | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	12,250,752	13,630,007
Financial services | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	9,380,321	9,428,357
Financial services | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,709,900	1,420,610
Financial services | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,931,549	1,980,317
Financial services | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	575,526	508,199
Financial services | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,163,346	5,519,231
Mortgage loans | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,759,851	7,254,982
Mortgage loans | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	36,781	39,621
Mortgage loans | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,723,070	7,215,361
Manufacturing | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,331,638	5,405,976
Manufacturing | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	121,762	63,409
Manufacturing | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	953,195	1,078,678
Manufacturing | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	87,316	119,532
Manufacturing | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,169,365	4,144,357
Commerce | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,774,607	3,457,102
Commerce | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,887	757
Commerce | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	88,894	90,722
Commerce | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	339,945	285,962
Commerce | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,341,881	3,079,661
Construction and infrastructure | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,843,364	3,622,561
Construction and infrastructure | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	11,515	7,126
Construction and infrastructure | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,853,982	2,902,159
Construction and infrastructure | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	41,483	24,421
Construction and infrastructure | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	936,384	688,855
Government of Peru | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	9,506,254	5,704,969
Government of Peru | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	6,855,324	3,544,194
Government of Peru | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,650,930	2,160,775
Electricity, gas, water and oil | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,813,910	2,200,568
Electricity, gas, water and oil | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	49,786	28,273
Electricity, gas, water and oil | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,522,877	1,299,404
Electricity, gas, water and oil | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	167,981	178,654
Electricity, gas, water and oil | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,073,266	694,237
Agriculture | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,522,866	1,275,771
Agriculture | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,945	3,995
Agriculture | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	30,177	31,414
Agriculture | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,522	1,915
Agriculture | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,483,222	1,238,447
Leaseholds and real estate activities | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,187,020	1,065,285
Leaseholds and real estate activities | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	32,654	19,213
Leaseholds and real estate activities | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	92,136	87,656
Leaseholds and real estate activities | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,551	4,458
Leaseholds and real estate activities | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,057,679	953,958
Communications, storage and transportation | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,342,053	1,253,686
Communications, storage and transportation | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	100,077	32,663
Communications, storage and transportation | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	247,774	247,978
Communications, storage and transportation | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	153,243
Communications, storage and transportation | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,840,959	973,045
Mining | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,773,394	907,453
Mining | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,710	260
Mining | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,041,323	328,071
Mining | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	727,361	579,122
Community services | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	325,478	263,926
Community services | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	6,429	1,544
Community services | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	319,049	262,382
Insurance | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	194,291	170,618
Insurance | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,965	473
Insurance | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	191,326	170,145
Fishing | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	414,198	381,079
Fishing | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,339	2,900
Fishing | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,981	2,581
Fishing | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	409,878	375,598
Foreign governments | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	159,859	114,981
Foreign governments | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	159,859	114,981
Education, health and other services | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	535,626	397,383
Education, health and other services | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	13,309	4,952
Education, health and other services | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	101,356	127,006
Education, health and other services | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	420,961	265,425
Medicine and biotechnology | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	400,455	201,865
Medicine and biotechnology | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	114,147	125,623
Medicine and biotechnology | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	58,854	76,242
Medicine and biotechnology | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	227,454
Public administration and defense | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	475,541	341,409
Public administration and defense | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	183,929	613
Public administration and defense | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	139,498	147,796
Public administration and defense | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	152,114	193,000
Others | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	54,832	236,024
Others | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	13,586	8,850
Others | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	41,246	227,174
Commercial and micro-business loans | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	342,203	268,847
Commercial and micro-business loans | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	342,203	268,847
Foreign organizations and governments activities | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		46,286
Foreign organizations and governments activities | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		46,286
Professional, scientific and technical activities | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,587,162	3,124,119
Professional, scientific and technical activities | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	22,305	11,431
Professional, scientific and technical activities | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	541,827	469,915
Professional, scientific and technical activities | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 4,023,030	S/ 2,642,773